Leases - Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Capital Leases
2019	$ 3,718
2020	2,695
2021	1,735
2022	1,004
2023	713
Thereafter	3,893
Total	13,758
Less: imputed interest	(2,879)
Present value of minimum lease payments	10,879
Less: current capital lease obligations	(3,249)
Long-term capital lease obligations	7,630
Operating Leases
2019	105,955
2020	70,478
2021	60,382
2022	57,531
2023	56,511
Thereafter	318,147
Total	669,004
Royalty Commitments
2019	14,614
2020	11,364
2021	10,335
2022	9,545
2023	8,109
Thereafter	65,981
Total	$ 119,948